                                                SEPTEMBER 18, 2000 SUPPLEMENT TO
                                             THE TRAVELERS ACCESS SELECT ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2000

THE COVER PAGE OF THE PROSPECTUS IS AMENDED AS FOLLOWS:

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:


Capital Appreciation Fund                                               TRAVELERS SERIES FUND INC.
Money Market Portfolio                                                      AIM Capital Appreciation Portfolio
AIM VARIABLE INSURANCE FUNDS, INC.                                          Alliance Growth Portfolio
     AIM V.I. Value Fund                                                    MFS Total Return Portfolio
ALLIANCE VARIABLE PRODUCT SERIES, FUND                                  THE TRAVELERS SERIES TRUST
     Premier Growth Portfolio Class B                                       Convertible Bond Portfolio
DELAWARE GROUP PREMIUM FUND, INC.                                           Disciplined Mid Cap Stock Portfolio
   REIT Series                                                              Disciplined Small Cap Stock Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                            Equity Income Portfolio (Fidelity)
   Appreciation Portfolio*                                                  Federated High Yield Portfolio
   Small Cap Portfolio                                                      Federated Stock Portfolio
GREENWICH STREET SERIES FUND                                                Large Cap Portfolio (Fidelity)
    Appreciation Portfolio                                                  Lazard International Stock Portfolio
    Diversified Strategic Income Portfolio                                  MFS Emerging Growth Portfolio
    Equity Index Portfolio Class II                                         MFS Mid Cap Growth Portfolio
    Total Return Portfolio                                                  Travelers Quality Bond Portfolio
JANUS ASPEN SERIES                                                      VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
    Balanced Portfolio - Service Shares                                     Contrafund(R) Portfolio - Service Class 2
    Global Life Sciences Portfolio - Service Shares                     WARBURG PINCUS TRUST
    Global Technology Portfolio - Service Shares                            Emerging Markets Portfolio
    Worldwide Growth Portfolio - Service Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  Investors Fund

* formerly Capital Appreciation Portfolio.

THE FOLLOWING INFORMATION SUPPLEMENTS THE FEE TABLE:

                                                                                                                       TOTAL ANNUAL
                                                                                                                        OPERATING
                                                             MANAGEMENT FEE                         OTHER EXPENSES      EXPENSES
FUNDING OPTIONS:                                             (AFTER EXPENSE                         (AFTER EXPENSE   (AFTER EXPENSE
                                                             REIMBURSEMENT)        12b-1 FEES       REIMBURSEMENT)   REIMBURSEMENT)
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
     AIM V.I. Value Fund........................                 0.61%                                  0.15%                0.76%
TRAVELERS SERIES TRUST
     AIM Capital Appreciation Portfolio.............             0.80%                                  0.04%             0.84%(13)

 (13) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.

EXAMPLE*:

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


--------------------------------------------------------------------------------------------------
                                                      IF CONTRACT IS SURRENDERED, ANNUITIZED OR
                                                       IF NO WITHDRAWALS HAVE BEEN MADE AT THE
                                                                 END OF PERIOD SHOWN:
                                                     ---------------------------------------------
FUNDING OPTION                                        1 YEAR    3 YEARS     5YEARS     10 YEARS
---------------------------------------------------- --------- ----------- ---------- ------------
AIM VARIABLE INSURANCE FUNDS, INC..................
   AIM V.I. Value Fund.............................     22         68         116         250
TRAVELERS SERIES FUND, INC.
   AIM Capital Appreciation Portfolio                   23         70         120         258

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION IN "THE FUNDING OPTIONS"
SECTION:


        FUNDING                                    INVESTMENT                                    INVESTMENT
        OPTION                                     OBJECTIVE                                 ADVISER/SUBADVISER

-----------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Value Fund                       Seeks to achieve long-term growth of           AIM Advisers, Inc.
                                             capital by investing primarily in equity
                                             securities of undervalued companies. Income
                                             is a secondary objective.

TRAVELERS SERIES FUND, INC.
   AIM Capital Appreciation Portfolio        Seeks capital appreciation by investing        Travelers Investment Advisers ("TIA")
                                             principally in common stock, with emphasis     Subadviser: AIM Capital Management, Inc.
                                             on medium-sized and smaller emerging growth
                                             companies.

THE FOLLOWING INFORMATION REPLACES THE "DISTRIBUTION" SECTION:

DISTRIBUTION

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee associated with a broker-dealer who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc. 21 Milk Street, Boston, MA. CFBDS is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC (TDC), One Tower Square, Hartford, Connecticut 06183, an affiliated broker-dealer, may become the principal underwriter for the Contracts sometime in 2000.

In no event will up-front commission paid to broker-dealers exceed 7% of the purchase payments made under the Contracts. If asset-based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

                                                                       L-21194-B